Notes Payable - Summary of Notes Payable Outstanding (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Notes payable outstanding	$ 1,243,700	$ 318,995	$ 373,794
AON
Debt Instrument [Line Items]
Notes payable outstanding	994,789
Fifth Restated Note
Debt Instrument [Line Items]
Notes payable outstanding		42,534
PPP Note
Debt Instrument [Line Items]
Notes payable outstanding		27,550
CEO Restated Note
Debt Instrument [Line Items]
Notes payable outstanding	$ 248,911	$ 248,911
2019 Note
Debt Instrument [Line Items]
Notes payable outstanding			98,419
2019 CFO Note
Debt Instrument [Line Items]
Notes payable outstanding			$ 275,375